Commitments and Contingencies (Details) (Aircraft orders, USD $)	Dec. 31, 2014 engine aircraft
Aircraft orders
Number of aircraft committed to purchase	347
Number of new spare engines committed to purchase	17
Aggregate estimated total remaining payments or purchase commitments	$ 21,600,000,000
Aircraft purchase commitment with Boeing
Aircraft orders
Non-refundable deposits on purchase commitments	456,800,000
Aircraft purchase commitment with Airbus
Aircraft orders
Non-refundable deposits on purchase commitments	188,400,000
Aircraft purchase commitment with Embraer S.A
Aircraft orders
Non-refundable deposits on purchase commitments	$ 7,500,000